Income Taxes - Summary of Domestic and Foreign Components of Net Income Before Income Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of geographical areas [line items]
Net income before income taxes	₨ (317,553.1)	$ (4,591.8)	₨ 103,740.1	₨ 94,598.8
India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	27,429.8	396.6	(8,867.9)	(46,507.6)
Other than India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	₨ (344,982.9)	$ (4,988.4)	₨ 112,608.0	₨ 141,106.4